CONVERTIBLE SENIOR NOTES AND CALL OPTIONS (Details)		12 Months Ended
	Feb. 01, 2017	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	May 17, 2019 USD ($)	Jul. 17, 2017 CNY (¥)	Jan. 22, 2014 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount				¥ 300,000,000							¥ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage											7.37%
Foreign exchange gain (loss)		¥ 38,359,987		(7,675,500)
Change in fair value of convertible senior notes		¥ (1,202,082,070)	$ (184,227,137)	¥ (114,149,092)	¥ 0
2019 Notes
Debt Instrument [Line Items]
Aggregate principal amount | $								$ 1,000				$ 150,000,000
Debt Instrument, Interest Rate, Stated Percentage												4.00%
Convertible debt, conversion rate		21.8221	21.8221
Convertible debt, conversion price | $ / shares								$ 45.83
Debt covenant, ownership interest threshold		50.00%						50.00%
Face value of notes repurchased | $						$ 61,100,000	$ 88,900,000		$ 10,200
Percentage of notes repurchased	100.00%			0.00%		40.70%	59.30%
Percentage of price redeemed at				100.00%		100.00%	96.00%
Percentage Of principal Amount		100.00%	100.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	100.00%			0.00%		40.70%	59.30%
2024 Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount | $								$ 1,000		$ 85,000,000
Debt Instrument, Interest Rate, Stated Percentage										4.50%
Convertible debt, conversion rate		52.0833	52.0833
Convertible debt, conversion price | $ / shares								$ 19.20
Debt covenant, ownership interest threshold		50.00%						50.00%
Percentage of notes repurchased		100.00%	100.00%
Fair value of convertible notes		¥ 114,149,092		¥ 1,831,612,124	728,215,869
Foreign exchange gain (loss)		¥ 21,089,777		¥ 60,325,828	¥ 1,202,082,070
Percentage Of principal Amount		100.00%	100.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		100.00%	100.00%